Operating Lease Liabilities	6 Months Ended
Jun. 30, 2021
Operating Lease Liabilities [Abstract]
Operating Lease Liabilities
14.	Operating Lease Liabilities
The Company’s unaudited condensed consolidated balance sheets include a right-of-use
(“ROU”) asset and a corresponding liability for operating lease contracts where the Company is a lessee. The discount rate used to measure the lease liability presented on the Company’s unaudited condensed consolidated balance sheets is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.
The liabilities described below are for the Company’s offices in London, Gdynia and New York which are denominated in various currencies. At June 30, 2021, the weighted average discount rate across the three leases was 3.98%.
At June 30, 2021, based on the remaining lease liabilities, the weighted average remaining operating lease term was 0.68 years (December 31, 2020: 5.6 years). The movement in the weighted average remaining lease term from December 31, 2020 arises from the exercise of the break option on the London office lease on April 22, 2021.
Under ASC 842, which the Company adopted on January 1, 2019, the ROU asset is a nonmonetary asset and is remeasured into the Company’s reporting currency of the U.S. Dollar using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current exchange rates, with changes recognized in a manner consistent with other foreign-currency-denominated liabilities in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income.
The break option for the Company’s lease of office space in London which commenced in January 2017 was exercised by the Company on April 22, 2021. The term of the London lease following the exercise of the break option has been reduced to 5 years commencing January 2017, from the 10 year term considered reasonably certain by the Company at the date of adoption of ASC 842. The exercise of the break option is considered a triggering event within the lessee’s control and is a remeasurement event, as defined by paragraph ASC
842-20-35-5.
The Company has remeasured the lease liability using an updated discount rate of 3.12% applicable at the date of remeasurement and has adjusted the related ROU asset accordingly within the Company’s unaudited condensed consolidated balance sheets as of June 30, 2021. As the London lease is denoted in GBP, a foreign currency, the Company has elected, as an accounting policy applicable to all of the Company’s leases when a remeasurement event occurs, to apply the single exchange rate approach when remeasuring the lease liability and ROU asset into the Company’s reporting currency of the U.S. Dollar.

A maturity analysis of the annual undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2020 and June 30, 2021, is presented in the following table:

	December 31, 2020	June 30, 2021

	(in thousands)
One year	$1,572	$1,044
Two years	1,300	—
Three years	1,144	—
Four years	1,144	—
Five years	1,144	—
Six years and thereafter	1,222	—

Total undiscounted operating lease commitments	$7,526	$1,044
Less: Discount adjustment	(1,018)	(36)

Total operating lease liabilities	6,508	1,008
Less: current portion	(1,276)	(1,008)

Operating lease liabilities, non-current portion	$5,232	$—